Provisions (Details Narrative)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations	2.00%	2.00%